Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Cost	¥ 168	¥ 127
Additions	100	116
Business combination	1	4
Disposals	(2)	(1)
Depreciation charge	(88)	(78)	¥ (62)
Closing net book amount	179	168	127
Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	335	220
Closing net book amount	364	335	220
Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(167)	(93)
Closing net book amount	(185)	(167)	(93)
Servers And Network Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Cost	121	72
Additions	63	95
Disposals		(1)
Depreciation charge	(60)	(45)
Closing net book amount	124	121	72
Servers And Network Equipment | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	217	123
Closing net book amount	264	217	123
Servers And Network Equipment | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(96)	(51)
Closing net book amount	(140)	(96)	(51)
Leasehold improvements [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	31	43
Additions	13	10
Business combination		3
Disposals	(1)
Depreciation charge	(17)	(25)
Closing net book amount	26	31	43
Leasehold improvements [member] | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	88	75
Closing net book amount	59	88	75
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(57)	(32)
Closing net book amount	(33)	(57)	(32)
Office Furniture Equipment And Other
Disclosure Of Property Plant And Equipment [Line Items]
Cost	16	12
Additions	24	11
Business combination	1	1
Disposals	(1)
Depreciation charge	(11)	(8)
Closing net book amount	29	16	12
Office Furniture Equipment And Other | Gross carrying amount
Disclosure Of Property Plant And Equipment [Line Items]
Cost	30	22
Closing net book amount	41	30	22
Office Furniture Equipment And Other | Accumulated depreciation and amortisation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Cost	(14)	(10)
Closing net book amount	¥ (12)	¥ (14)	¥ (10)